AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Long-Term Investments — 98.1%
Common Stocks — 97.0%
Australia — 2.5%
BHP Group Ltd.	190,159	$5,153,823
BHP Group PLC	94,068	2,375,583
Rio Tinto PLC	70,709	4,656,000
		12,185,406
Austria — 1.0%
Erste Group Bank AG	111,620	4,904,603
Belgium — 1.4%
KBC Group NV	79,226	7,109,666
China — 0.7%
Tencent Holdings Ltd.	57,700	3,475,491
Denmark — 5.0%
Carlsberg A/S (Class B Stock)	35,064	5,725,561
Genmab A/S*	8,153	3,567,754
Novo Nordisk A/S (Class B Stock)	126,756	12,231,564
Orsted A/S, 144A	25,153	3,332,778
		24,857,657
Finland — 1.0%
Kone OYJ (Class B Stock)	67,854	4,764,095
France — 14.9%
AXA SA	213,887	5,937,730
BNP Paribas SA	92,496	5,905,298
Capgemini SE	40,303	8,374,605
Kering SA	8,799	6,265,673
L’Oreal SA	14,770	6,094,528
LVMH Moet Hennessy Louis Vuitton SE	15,847	11,321,714
Pernod Ricard SA	27,025	5,959,774
Safran SA	42,290	5,347,149
TotalEnergies SE(a)	228,532	10,904,006
Vinci SA	70,284	7,301,826
		73,412,303
Germany — 6.5%
adidas AG	22,225	6,979,894
Allianz SE	30,560	6,878,189
Deutsche Boerse AG	29,651	4,813,090
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	15,338	4,183,564
RWE AG	111,922	3,953,463
Symrise AG	41,693	5,481,477
		32,289,677
Hong Kong — 3.2%
AIA Group Ltd.	834,800	9,646,339
Hong Kong Exchanges & Clearing Ltd.	98,000	6,028,445
		15,674,784
India — 0.9%
HDFC Bank Ltd., ADR	58,547	4,279,200
Japan — 18.6%
Daikin Industries Ltd.	27,600	6,001,478
FANUC Corp.	18,300	3,996,626
	Shares	Value
Common Stocks (continued)
Japan (cont’d.)
Hoya Corp.	59,100	$9,226,235
Keyence Corp.	19,000	11,346,721
Kubota Corp.	224,900	4,795,858
Kyowa Kirin Co. Ltd.	149,300	5,361,873
Makita Corp.	93,800	5,214,764
Nidec Corp.	46,000	5,082,424
Recruit Holdings Co. Ltd.	144,200	8,778,345
Shin-Etsu Chemical Co. Ltd.	34,800	5,852,367
SMC Corp.	10,523	6,584,454
Sony Group Corp.	87,300	9,686,684
Sysmex Corp.	33,700	4,173,387
Tokyo Electron Ltd.	12,500	5,557,734
		91,658,950
Netherlands — 5.7%
Adyen NV, 144A*	2,020	5,638,292
ASML Holding NV	20,301	15,158,308
ING Groep NV	524,152	7,611,079
		28,407,679
Saudi Arabia — 1.0%
Delivery Hero SE, 144A*	38,762	4,949,743
Singapore — 1.6%
DBS Group Holdings Ltd.	349,300	7,729,669
South Africa — 1.0%
Anglo American PLC	148,532	5,246,525
South Korea — 1.3%
Samsung Electronics Co. Ltd., GDR	4,020	6,269,889
Spain — 3.1%
Cellnex Telecom SA, 144A	79,501	4,903,724
Iberdrola SA	508,996	5,109,005
Industria de Diseno Textil SA	148,010	5,435,764
		15,448,493
Sweden — 4.3%
Assa Abloy AB (Class B Stock)	182,212	5,292,553
Atlas Copco AB (Class A Stock)	103,817	6,279,181
Svenska Handelsbanken AB (Class A Stock)	569,136	6,386,617
Volvo AB (Class B Stock)	140,050	3,139,352
		21,097,703
Switzerland — 6.8%
Holcim Ltd.*	62,657	3,026,141
Lonza Group AG	9,882	7,418,564
Nestle SA	122,088	14,723,033
SGS SA	1,709	4,980,707
Straumann Holding AG	1,884	3,388,544
		33,536,989
Taiwan — 1.9%
Sea Ltd., ADR*	15,583	4,966,770
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	41,640	4,649,106
		9,615,876
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AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
United Kingdom — 11.6%
Diageo PLC	196,713	$9,505,121
GlaxoSmithKline PLC	346,744	6,530,974
Legal & General Group PLC	1,260,390	4,748,919
Linde PLC	23,073	6,809,027
London Stock Exchange Group PLC	41,214	4,117,051
Persimmon PLC	150,366	5,411,545
Prudential PLC	308,747	6,013,218
Reckitt Benckiser Group PLC	51,789	4,080,106
RELX PLC	217,400	6,277,010
Smith & Nephew PLC	207,740	3,567,564
		57,060,535
United States — 3.0%
Ferguson PLC	43,989	6,123,819
Schneider Electric SE	51,423	8,549,325
		14,673,144

Total Common Stocks (cost $354,390,306)		478,648,077
Preferred Stock — 1.1%
Germany
Volkswagen AG (PRFC)	23,951	5,331,172
(cost $6,487,020)

Total Long-Term Investments (cost $360,877,326)		483,979,249
Short-Term Investments — 3.8%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	8,752,724	8,752,724
PGIM Institutional Money Market Fund (cost $10,060,383; includes $10,060,050 of cash collateral for securities on loan)(b)(wa)	10,066,422	10,060,383

Total Short-Term Investments (cost $18,813,107)		18,813,107

TOTAL INVESTMENTS—101.9% (cost $379,690,433)		502,792,356

Liabilities in excess of other assets — (1.9)%		(9,492,909)

Net Assets — 100.0%		$493,299,447

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PRFC	Preference Shares

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $9,628,945; cash collateral of $10,060,050 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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